July 26, 2017

DREYFUS CASH MANAGEMENT

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

-DREYFUS GOVERNMENT SECURITIES CASH MANAGEMENT

-DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS TREASURY SECURITIES CASH MANAGEMENT

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

-DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT

DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT

Supplement to Current Prospectuses

Effective on or about July 31, 2017, Participant shares of Dreyfus AMT-Free New York Municipal Cash Management will no longer be offered by the fund and will be terminated as a separately designated class of the fund.

Effective on or about September 8, 2017 (the “Effective Date”), each fund will issue to each holder of the class of shares designated in the chart below as Converted Shares, in exchange for said Converted Shares, shares of the same fund designated as Surviving Shares having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Converted Shares.  Thereafter, each fund will no longer offer its Converted Shares.  Each fund reserves the right to no longer offer and terminate its Converted Shares as separately designated classes of shares of the fund prior to the Effective Date if there are no holders of, or assets in, such Converted Shares.

Fund	Converted Shares	into	Surviving Shares

Dreyfus Cash Management

Dreyfus Government Cash Management Funds

- Dreyfus Government Securities Cash Management

- Dreyfus Government Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Tax Exempt Cash Management Funds

- Dreyfus AMT-Free Tax Exempt Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

	Agency Participant Agency Agency Agency Agency Premier Administrative Participant Administrative Participant Administrative		Institutional Investor Institutional Institutional Institutional Institutional Investor Institutional Investor Institutional Investor Institutional

CMGTSTK0717